LEASES -Summary of components of lease cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost:
Amortization of land use right	$ 3,302	$ 3,300	$ 3,325
Operating lease costs	1,072	1,078	1,094
Total operating lease costs	$ 4,374	$ 4,378	$ 4,419